Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Domestic
Current tax expenses	$ (215)	$ (435)	$ (207)
Income tax expense for year	$ (215)	$ (435)	$ (207)